Cover	Mar. 21, 2024
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-39689
Entity Registrant Name	EDOC Acquisition Corp.
Entity Central Index Key	0001824884
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	7612 Main Street Fishers
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	Victor
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14564
City Area Code	(585)
Local Phone Number	678-1198
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Class A Ordinary Shares, $.0001 par value per share
Title of 12(b) Security	None
Trading Symbol	N/A